The Plan and Accounting Principles	12 Months Ended
Dec. 31, 2025
EBP ESPP
EBP, Description of Plan [Line Items]
The Plan and Accounting Principles	The Plan and Accounting Principles
Description of Plan
The following is a brief description of The Brink's Company Employee Stock Purchase Plan (the "Plan") and is provided for general information purposes only. Participants should refer to the Plan document for complete information.

Accounting Principles
The financial statements and accompanying notes are prepared in accordance with accounting principles generally accepted in the United States of America.

General
The Plan became effective on February 22, 2018. The Plan is intended to provide eligible employees of The Brink’s Company (the “Company”) and certain participating subsidiaries with an opportunity to purchase shares of common stock of the Company at a discount to market value. Consistent with Section 423 of the Internal Revenue Code of 1986, as amended, (the “Code”) eligible employees are individuals who provide services on a full-time or part-time basis but not on a seasonal basis. The Plan is intended to qualify as an employee stock purchase plan under the Code and is therefore not subject to taxation.

Contributions
Plan participants (“Participants”) may make contributions to the Plan through payroll deductions (contributions of at least 1%, but not more than 15% of their salary, as defined in the Plan document) for the purpose of purchasing the Company’s common stock (“Shares”). Participant contributions are recorded in the period that the Participants’ payroll deductions are made. Participant contributions are not subject to vesting and thus are fully vested at all times.

Share Purchases
The Plan allows Participants to purchase Shares at 90% of the average price per Share over the thirty day period leading up to and including the last trading day of each offering period. However, in no event will the purchase price be less than 85% of the closing price per Share on the last trading day of each offering period. The Plan operates with separate consecutive three-month offering periods ending March 31, June 30, September 30, and December 31, with offering dates of the first trading day of each offering period. Shares are purchased in the subsequent period and they are distributed to each Participant’s account by the stock transfer agent.

Participants purchased 7,801 Shares through the Plan during 2025 at an average purchase price of $84.76 per Share. Participants purchased 7,956 Shares through the Plan during 2024 at an average purchase price of $84.72 per Share. Participants purchased 12,484 Shares through the Plan during 2023 at an average purchase price of $59.21 per Share. The maximum number of Shares that will be offered under the Plan is 250,000. Under the Plan, there are 164,462 Shares reserved for future issuance as of December 31, 2025.

Withdrawals and Refunds
If a Participant elects to withdraw from the Plan at least thirty days before the last trading day of an offering period, or if a Participant’s employment has been terminated at least thirty days before the last trading day of an offering period, the Plan refunds any amounts withheld in that period, plus any carryover from the previous period, back to the Participant. All such amounts are included in Participant contributions, net of withdrawals, in the Statements of Changes in Net Assets Available for Benefits.

A Participant's accumulated payroll deductions will be used to purchase the maximum allowable number of whole Shares that can be purchased with the amounts in the Participant's notional account. The Plan allows Participants to purchase a maximum of 100 Shares with contributions from each offering period.

Excess Participant contributions for Participants purchasing the maximum number of Shares with contributions from an offering period will be refunded to the Participants in the following offering period. For Participants purchasing less than the maximum allowable number of Shares with contributions from an offering period, the excess contributions will be carried forward to the next offering period and aggregated with future contributions for the purpose of purchasing Shares.

Payable to Purchase Shares
Payable to Purchase Shares primarily represents cash contributed to the Plan in the last offering period of a calendar year that were used to purchase Shares in the first offering period of the next calendar year. Participants purchased 1,496 Shares through the Plan in January 2026 at an average purchase price of $104.34 per Share related to the final offering period of 2025. Participants purchased 1,888 Shares through the Plan in January 2025 at an average purchase price of $84.48 per Share related to the final offering period of 2024. Payable to Purchase Shares also includes excess contributions from Participants purchasing less than the maximum allowable number of Shares with contributions from a previous offering period. These excess contributions were carried forward to the next offering period and will be aggregated with future contributions for the purpose of purchasing Shares.
Payable to Participants
As of December 31, 2025 and December 31, 2024, Payable to Participants represented cash contributed to the Plan in amounts greater than the cost of the maximum number of Shares allowed to be purchased in an offering period and amounts to be refunded to Participants who had withdrawn from the Plan. All such amounts have been or will be refunded to Participants from the Plan and, as such, were not included in Net Assets Available for Benefits in the accompanying financial statements.

Limitations
Employees owning Shares or holding outstanding options to purchase Shares representing 5% or more of the total combined voting power or value of all classes of Shares are not permitted to subscribe for any Shares under the Plan. Additionally, Participants are prohibited from purchasing Shares through the Plan with an aggregate fair market value in excess of $25,000 in any one calendar year.

Administrative Expenses
All expenses for Plan administration are paid by the Company and are not reflected in the accompanying financial statements.

Termination
The Plan has a term of ten years from the effective date. Although it has not expressed an interest in doing so, the Company has the right under the Plan document to amend, suspend or terminate the Plan at any time. If any offering period is terminated before its scheduled expiration as a result of Plan termination, all amounts that have not been used to purchase Shares will be returned to Participants as soon as administratively practicable.

Subsequent Events
The Plan has evaluated subsequent events for potential recognition and disclosure through March 25, 2026, the date the Plan's financial statements were issued. Management has determined that there are no subsequent events to be reported in the accompanying financial statements.